Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended			15 Months Ended	18 Months Ended	24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 04, 2024	Jun. 28, 2024	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000250884
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Enhanced Equity Income Fund
Accumulated Value	$ 9,625				$ 9,045					$ 9,390
C000250886
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Enhanced Equity Income Fund
Accumulated Value		$ 10,000				$ 10,148					$ 10,567
C000199071
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Managed Income Fund
Accumulated Value			$ 9,497					$ 9,882				$ 10,725		$ 10,588		$ 9,269		$ 9,767		$ 10,335		$ 10,894
C000199072
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Managed Income Fund
Accumulated Value			10,000					10,406				11,294		11,068		9,613		10,049		10,548		11,048
C000199073
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Managed Income Fund
Accumulated Value			10,000					10,406				11,305		11,176		9,799		10,352		10,983		11,607
C000199074
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Managed Income Fund
Accumulated Value			10,000					10,406				11,297		11,132		9,716		10,201		10,768		11,323
C000126293
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Tactical Fixed Income Fund
Accumulated Value				$ 9,500					$ 10,810				$ 11,119		$ 10,394		$ 10,841		$ 10,996		$ 10,756		$ 9,379	$ 9,576	$ 10,083	$ 10,381
C000126294
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Tactical Fixed Income Fund
Accumulated Value				10,000					11,294				11,523		10,700		11,078		11,152		10,822		9,368	9,493	9,924	10,144
C000126295
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Tactical Fixed Income Fund
Accumulated Value				10,000					11,406				11,767		11,027		11,533		11,728		11,489		10,051	10,291	10,866	11,203
C000150698
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Tactical Fixed Income Fund
Accumulated Value				10,000					11,355				11,644		10,857		11,296		11,434		11,143		9,702	9,892	10,389	10,657
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000				$ 10,258					$ 12,092
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000				$ 10,844					$ 12,783
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000					10,872				11,688		11,508		10,010		10,564		10,696		11,477
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000					10,872				11,688		11,508		10,010		10,564		10,696		11,477
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000					10,872				11,688		11,508		10,010		10,564		10,696		11,477
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000					$ 10,872				$ 11,688		$ 11,508		$ 10,010		$ 10,564		$ 10,696		$ 11,477
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,265				10,628		10,629		11,556		12,423		12,232		10,641	11,229	11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,265				10,628		10,629		11,556		12,423		12,232		10,641	11,229	11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,265				10,628		10,629		11,556		12,423		12,232		10,641	11,229	11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 10,000					$ 10,265				$ 10,628		$ 10,629		$ 11,556		$ 12,423		$ 12,232		$ 10,641	$ 11,229	$ 11,369	$ 12,199